(415) 856-7007 davidhearth@paulhastings.com
November 6, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: GE Institutional Funds — File Nos. 333-29337 and 811-08257 (the “Registrant”)

Ladies and Gentlemen:

We are counsel to the GE Institutional Funds (the “Registrant”), and have assisted in the preparation of the enclosed Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to seek review by the staff of the Securities and Exchange Commission of changes to prospectus disclosure intended to reflect the disclosure requirements set forth in SEC Rel. No. IC-28584 dated January 13, 2009, particularly the standardized summary section with respect to each series of the Registrant.

Please contact the undersigned with any questions or comments.

Very truly yours,

/s/    David A. Hearth

David A. Hearth

for PAUL, HASTINGS, JANOFSKY & WALKER LLP